UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21616

RMR F.I.R.E. FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Michael K. Hoffman, Esq.
RMR F.I.R.E. Fund	Skadden, Arps, Slate, Meagher & Flom LLP
400 Centre Street	4 Times Square
Newton, Massachusetts 02458	New York, New York 10036-6522

Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 18, 2009

(the date that the registrant ceased operations)

The Fund merged with RMR Real Estate Income Fund and ceased operations on June 18, 2009. The Fund has filed an application of de-registration with the Securities and Exchange Commission.

Voting Record

Fund	RFR

Company	Apartment Investment & Management Company
Ticker:	AIV	Cusip:	03748R101
Meeting Date:	4/27/2009	Record Date:	2/27/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) James N. Bailey, (2) Terry Considine, (3) Richard S. Ellwood, (4) Thomas L. Keltner, (5) J. Landis Martin, (6) Robert A. Miller, (7) Michael A. Stein.

		For	For	Management

2.00	To ratify the selection of Ernst & Young LLP to serve as the independent registered public accounting firm for AIMCO for the fiscal year ending December 31, 2009.	For	For	Management

3.00	Stockholder proposal regarding enactment of a majority vote standard for future uncontested director elections.	Abstained	Abstained	Stockholder

Company	Associated Estates Realty Corporation
Ticker:	AEC	Cusip:	045604105
Meeting Date:	5/6/2009	Record Date:	3/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Albert T. Adams, (2) James M. Delaney,  (3) Jeffrey I. Friedman, (4) Michael E. Gibbons, (5) Mark L. Milstein, (6) James A. Schoff, (7) Richard T. Schwarz.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as the company’s independent accountants for the company’s fiscal year ending December 31, 2009.	For	For	Management

Company	AvalonBay Communities, Inc.
Ticker:	AVB	Cusip:	053484101
Meeting Date:	5/21/2009	Record Date:	3/6/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Bryce Blair, (2) Bruce A. Choate, (3) John J. Healy, Jr., (4) Gilbert M. Meyer, (5) Timothy J. Naughton, (6) Lance R. Primis, (7) Peter S. Rummell, (8) H. Jay Sarles, (9) W. Edward Walter.

		For	For	Management

2.00	To approve the AvalonBay Communities, Inc. 2009 stock option and incentive plan.	For	For	Management

3.00	To ratify the selection of Ernst & Young LLP as the company’s independent auditors for the year ending December 31, 2009.	For	For	Management

Company	Bank of America Corporation
Ticker:	BAC	Cusip:	060505104
Meeting Date:	12/5/2008	Record Date:	10/10/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

A proposal to approve the issuance of shares of Bank of America common stock as contemplated by the agreement and plan of merger, dated as of September 15, 2008, by and between Merrill Lynch & Co., Inc. and Bank of America Corporation, as such agreement may be amended from time to time.

		For	For	Management

2.00	A proposal to approve an amendment to the 2003 key associate stock plan, as amended and restated.	For	For	Management

3.00

A proposal to adopt an amendment to the Bank of America amended and restated certificate of incorporation to increase the number of authorized shares of Bank of America common stock from 7.5 billion to 10 billion.

		For	For	Management

4.00

A proposal to approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to approve the foregoing proposals.

		For	For	Management

Company	Citigroup, Inc.
Ticker:	C	Cusip:	172967101
Meeting Date:	N/A	Record Date:	6/16/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Proposal to approve the Dividend Blocker Amendment set forth in Annex A to the proxy statement.	For	For	Management

2.00	Proposal to approve the Director Amendment set forth in Annex B to the proxy statement.	For	For	Management

3.00	Proposal to approve the Retirement Amendment set forth in Annex C to the proxy statement.	For	For	Management

4.00	Proposal to approve the authorized preferred stock increase set forth in Annex D to the proxy statement.	For	For	Management

Company	Colonial Properties Trust
Ticker:	CLP	Cusip:	195872106
Meeting Date:	4/22/2009	Record Date:	2/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Carl F. Bailey, (2) M. Miller Gorrie, (3) William M. Johnson, (4) Glade M. Knight, (5) James K. Lowder, (6) Thomas H. Lowder, (7) Herbert A. Meisler, (8) Claude B. Nielsen, (9) Harold W. Ripps, (10) John W. Spiegel.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP, as independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	For	For	Management

Company	Cornerstone Strategic Value Fund, Inc.
Ticker:	CLM	Cusip:	21924B104
Meeting Date:	10/15/2008	Record Date:	8/18/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve proposed one-for-four reverse stock split and the amendment to the articles of incorporation.	For	For	Management

2.00	In their discretion, the proxies are authorized to consider and vote upon such other matters as may properly come before the said meeting or any adjournment thereof.	For	For	Management

Company	Cousins Properties, Inc.
Ticker:	CUZ	Cusip:	222795106
Meeting Date:	5/12/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election for the following nominees: (1) Thomas D. Bell, Jr., (2) Erskine B. Bowles, (3) James D. Edwards, (4) Lillian C. Giornelli, (5) S. Taylor Glover, (6) James H. Hance, Jr., (7) W.B. Harrison, Jr., (8) Boone A. Knox, (9) William Porter Payne.

		For	For	Management

2.00	Proposal to approve the Cousins Properties Incorporated 2009 incentive stock plan and the related performance goals.	For	For	Management

3.00	Proposal to ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Duke Realty Corporation
Ticker:	DRE	Cusip:	264411505
Meeting Date:	4/29/2009	Record Date:	3/2/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) T.J. Baltimore, Jr., (2) Barrington H. Branch, (3) Geoffrey Button, (4) William Cavanaugh III, (5) Ngaire E. Cuneo, (6) Charles R. Eitel, (7) M.C. Jischke, Ph. D., (8) L. Ben Lytle, (9) Dennis D. Oklak, (10) Jack R. Shaw, (11) Lynn C. Thurber, (12) Robert J. Woodward Jr.

		For	For	Management

2.00	Proposal to ratify the reappointment of KPMG LLP as its independent registered public accounting firm.	For	For	Management

3.00

Proposal to approve the company’s amended and restated 2005 long-term incentive plan to increase the shares of common stock that may be issued thereunder by 3,900,000 shares and re-approve a list of qualified business criteria for performance based awards in order to preserve federal income tax deductions.

		For	For	Management

Company	Duke Realty Corporation
Ticker:	DRE	Cusip:	264411505
Meeting Date:	7/22/2009	Record Date:	5/29/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Proposal to approve an amendment to the company’s third restated articles of incorporation to increase the number of shares of the company’s common stock, par value $0.01 per share, authorized thereunder from 250 million shares to 400 million shares.

		For	For	Management

2.00

Proposal to approve an amendment to the company’s third restated articles of incorporation to increase the number of shares of the company’s preferred stock, par value $0.01 per share, authorized thereunder from five million shares to ten million shares.

		For	For	Management

Company	Eaton Vance Enhanced Equity Income Fund
Ticker:	EOS	Cusip:	278277108
Meeting Date:	10/17/2008	Record Date:	8/13/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Benjamin C. Esty, (2) Thomas E. Faust, Jr., (3) Allen R. Freedman.	For	For	Management

Company	Entertainment Properties Trust
Ticker:	EPR	Cusip:	29380T105
Meeting Date:	5/13/2009	Record Date:	2/18/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Jack A. Newman, Jr., (2) James A. Olson.	For	For	Management

2.00

Proposal to approve an amendment to the company’s 2007 equity incentive plan to increase the number of authorized shares of common shares of beneficial interest, $0.01 par value per share, issuable under the plan, from 950,000 shares to 1,950,000 shares.

		For	For	Management

3.00	Proposal to ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2009.	For	For	Management

Company	Flagstar Bancorp, Inc.
Ticker:	FBC	Cusip:	337930101
Meeting Date:	8/12/2008	Record Date:	7/2/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approve the conversion of our mandatory convertible non-cumulative perpetual preferred stock, series A, into common stock, which was issued to the investors in our recent equity investment transaction.

		For	For	Management

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L109
Meeting Date:	4/23/2009	Record Date:	3/3/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Robert R. Fanning, Jr., (2) James F. Flaherty III, (3) Christine N. Garvey, (4) David B. Henry, (5) Lauralee E. Martin, (6) Michael D. McKee, (7) Harold M. Messmer, Jr., (8) Peter L. Rhein, (9) Kenneth B. Roath, (10) Richard M. Rosenberg, (11) Joseph P. Sullivan.

		For	For	Management

2.00	To approve amendments to HCP’s 2006 performance incentive plan.	For	For	Management

3.00	To ratify the appointment of Ernst & Young LLP as HCP’s independent auditors for the fiscal year ending December 31, 2009.	For	For	Management

Company	Health Care REIT, Inc.
Ticker:	HCN	Cusip:	42217K106
Meeting Date:	5/7/2009	Record Date:	3/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Pier C. Borra, (2) George L. Chapman, (3) Sharon M. Oster, (4) Jeffrey R. Otten.	For	For	Management

2.00	Approval of the amended and restated Health Care REIT, Inc. 2005 long-term incentive plan.	For	For	Management

3.00	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year 2009.	For	For	Management

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284108
Meeting Date:	5/13/2009	Record Date:	3/2/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Gene H. Anderson, (2) David J. Hartzell, (3) L. Glenn Orr, Jr.	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

3.00	Approval of the 2009 long-term equity incentive plan.	For	For	Management

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306103
Meeting Date:	5/5/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stephen R. Blank, (2) Josh E. Fidler, (3) Alan L. Gosule, (4) Leonard F. Helbig, III, (5) Norman P. Leenhouts, (6) Nelson B. Leenhouts, (7) Edward J. Pettinella, (8) Clifford W. Smith, Jr., (9) Paul L. Smith, (10) Amy L. Tait.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2009.	For	For	Management

Company	Mack-Cali Realty Corporation
Ticker:	CLI	Cusip:	554489104
Meeting Date:	6/2/2009	Record Date:	4/7/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Mitchell E. Hersh, (2) John R. Cali, (3) Irvin D. Reid, (4) Martin S. Berger.	For	For	Management

2.00	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2009.	For	For	Management

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J103
Meeting Date:	5/28/2009	Record Date:	3/20/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) H. Eric Bolton, Jr., (2) Alan B Graf, Jr., (3) John S. Grinalds, (4) Ralph Horn, (5) Simon R.C. Wadsworth.	For	For	Management

2.00	Ratification of Ernst & Young LLP as Mid-America’s independent registered public accounting firm for 2009.	For	For	Management

3.00	In their discretion, the proxies are authorized to vote upon such other business as may properly come before the meeting.	For	For	Management

Company	National City Corporation
Ticker:	NCC	Cusip:	635405103
Meeting Date:	9/15/2008	Record Date:	8/1/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Approve an amendment to National City’s restated certificate of incorporation to increase the number of authorized shares of common stock from 1,400,000,000 to 5,000,000,000 (and, correspondingly, increase the total number of authorized shares of capital stock from 1,405,000,000 to 5,005,000,000)

		For	For	Management

2.00

Approve the conversion of the contingent convertible perpetual non-cumulative preferred stock, series G, into National City common stock, the exercise of warrants to purchase National City common stock and other potential equity issuances contemplated by agreements relating to the equity investment transactions.

		For	For	Management

Company	National City Corporation
Ticker:	NCC	Cusip:	635405103
Meeting Date:	12/23/2008	Record Date:	11/14/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Adopt the agreement and plan of merger, dated as of October 24, 2008, by and between the PNC Financial Services Group, Inc. and National City Corporation, as such agreement may be amended from time to time, pursuant to which National City will merge with and into PNC, with PNC surviving the merger.

		For	For	Management

2.00

Approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are not sufficient votes at the time of the special meeting to adopt the foregoing proposal.

		For	For	Management

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417106
Meeting Date:	5/15/2009	Record Date:	3/17/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Don Defosset, (2) Dennis E. Gershenson, (3) Kevin B. Habicht, (4) Richard B. Jennings, (5) Ted B. Lanier, (6) Robert C. Legler, (7) Craig Macnab, (8) Robert Martinez.

		For	For	Management

2.00	To ratify the selection of the independent registered public accounting firm for 2009.	For	For	Management

3.00	To transact such other business as may properly come before the meeting or any adjournment thereof.	For	For	Management

Company	Nationwide Health Properties, Inc.
Ticker:	NHP	Cusip:	638620104
Meeting Date:	5/5/2009	Record Date:	3/6/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) William K. Doyle, (2) Richard I. Gilchrist, (3) Robert D. Paulson, (4) Jeffrey L. Rush, (5) Keith P. Russell.	For	For	Management

2.00	Ratification of the appointment of Ernst & Young LLP as the company’s independent accountants for the calendar year ending December 31, 2009.	For	For	Management

Company	OMEGA Healthcare Investors, Inc.
Ticker:	OHI	Cusip:	681936100
Meeting Date:	5/21/2009	Record Date:	4/17/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Thomas F. Franke, (2) Bernard J. Korman.	For	For	Management

2.00	Approval of the amendment to our articles of incorporation described in proposal 2 in the accompanying proxy statement.	For	For	Management

3.00	Ratification of independent auditors Ernst & Young LLP.	For	For	Management

Company	Realty Income Corporation
Ticker:	O	Cusip:	756109104
Meeting Date:	5/12/2009	Record Date:	3/12/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Kathleen R. Allen, Ph. D., (2) Donald R. Cameron, (3) Priya Cherian Huskins, (4) Thomas A. Lewis, (5) Michael D. Mckee, (6) Gregory T. McLaughlin, (7) Ronald L. Merriman.

		For	For	Management

2.00	Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for fiscal year ending December 31, 2009.	For	For	Management

Company	Regency Centers Corporation
Ticker:	REG	Cusip:	758849103
Meeting Date:	5/5/2009	Record Date:	2/24/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Martin E. Stein, Jr., (2) Raymond L. Bank, (3) C. Ronald Blankenship, (4) A.R. Carpenter, (5) J. Dix Druce, (6) Mary Lou Fiala, (7) Bruce M. Johnson, (8) Douglas S. Luke, (9) John C. Schweitzer, (10) Brian M. Smith, (11) Thomas G. Wattles.

		For	For	Management

2.00	Ratification of appointment of KPMG LLP as the company’s independent accountants for the year ending December 31, 2009.	For	For	Management

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806109
Meeting Date:	5/8/2009	Record Date:	3/9/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1A	To approve proposal to amend the charter to: provide for the election of up to fifteen directors.	For	For	Management

1B	To approve proposal to amend the charter to delete supermajority voting requirements.	For	For	Management

1C	To approve proposal to amend the charter to increase the number of authorized shares.	For	For	Management

1D	To approve proposal to amend the charter to delete or change obsolete or unnecessary provisions.	For	For	Management

2.00

Directors recommend: A vote for election of the following nominees: (1) Melvyn E. Bergstein, (2) Linda Walker Bynoe, (3) Karen N. Horn, Ph. D., (4) Reuben S. Leibowitz, (5) J. Albert Smith, Jr., (6) Pieter S. Van Den Berg*, (7) Allan Hubbard*, (8) Daniel C. Smith*.

		For	For	Management

*Additional Nominees: will not be elected to the board unless proposal 1(A) is approved by 80% of the votes entitled to be cast.

3.00

To authorize management to adjourn, postpone or continue the meeting, if necessary, to solicit additional proxies in the event that there are not sufficient votes at the time of the meeting to adopt proposal 1(A) or proposal 1(B) listed above.

		For	For	Management

4.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2009.	For	For	Management

Company	SL Green Realty Corporation
Ticker:	SLG	Cusip:	78440X101
Meeting Date:	6/11/2009	Record Date:	3/30/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Stephen L. Green, (2) John H. Alschuler, Jr.	For	For	Management

2.00	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

Company	Tanger Factory Outlet Centers, Inc.
Ticker:	SKT	Cusip:	875465106
Meeting Date:	5/8/2009	Record Date:	3/11/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stanley K. Tanger, (2) Steven B. Tanger, (3) Jack Africk, (4) William G. Benton, (5) Bridget Ryan Berman, (6) Thomas E. Robinson, (7) Allan L. Schuman.

		For	For	Management

2.00	To ratify the appointment of PricewaterhouseCoopers, LLC as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	For	Management

3.00	To reapprove the performance criteria under the amended and restated incentive award plan.	For	For	Management

Company	The Macerich Company
Ticker:	MAC	Cusip:	554382101
Meeting Date:	6/8/2009	Record Date:	3/10/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	1A: Election of director: Arthur M. Coppola; 1B: Election of director: James S. Cownie; 1C: Election of director: Mason G. Ross.	For	For	Management

2.00	Ratification of the appointment of Deloitte & Touche LLP as our independent accountants for the year ending December 31, 2009.	For	For	Management

3.00	Approval of our amended and restated 2003 equity incentive plan.	For	For	Management

4.00	Approval of an amendment to our charter to increase our authorized shares of common stock to 250,000,000 and our total number of authorized shares of stock to 325,000,000.	For	For	Management

Company	Visa, Inc.
Ticker:	V	Cusip:	92826C839
Meeting Date:	10/14/2008	Record Date:	8/27/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	To approve amendments to our current certificate of incorporation to eliminate unnecessary provisions and synchronize the directors’ terms with our annual meeting schedule.	For	For	Management

Company	Visa, Inc.
Ticker:	V	Cusip:	92826C839
Meeting Date:	12/16/2008	Record Date:	11/12/2008

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

To approve amendments to our current certificate of incorporation to permit the company greater flexibility in funding our retrospective responsibility plan, to remove obsolete provisions, to modify the standards of independence applicable to our directors and to make other clarifying modifications to our current certificate of incorporation.

		For	For	Management

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042109
Meeting Date:	5/14/2009	Record Date:	3/13/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00	Directors recommend: A vote for election of the following nominees: (1) Steven Roth, (2) Michael D. Fascitelli, (3) Russell B. Wight, Jr.	For	For	Management

2.00	Ratification of selection of independent registered public accounting firm.	For	For	Management

3.00	Shareholder proposal regarding majority voting for trustees.	Against	Against	Shareholder

4.00	Shareholder proposal regarding the appointment of an independent chairman.	Against	Against	Shareholder

Company	Weingarten Realty Investors
Ticker:	WRI	Cusip:	948741103
Meeting Date:	5/1/2009	Record Date:	3/4/2009

Management
#	Proposal	Recommendation	Vote Cast	Sponsor

1.00

Directors recommend: A vote for election of the following nominees: (1) Stanford Alexander, (2) Andrew M. Alexander, (3) James W. Crownover, (4) Robert J. Cruikshank, (5) Melvin A. Dow, (6) Stephen A. Lasher, (7) Douglas W. Schnitzer, (8) C. Park Shaper, (9) Marc J. Shapiro.

		For	For	Management

2.00	Ratification of Deloitte & Touche LLP as Weingarten’s independent registered public accounting firm.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 19, 2009